Long-term debt (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Long-term Debt Instruments

The below table presents the balance of long term debt as of March 31, 2015 and March 31, 2016 and the related contractual rates and maturity dates:

	Years ended March 31,
	2015				2016
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2016 - 2025	6.00% to 10.70%	Rs.	133,440.0	2017-2025	6.00% to 10.70%	Rs.	121,420.0	US$	1,832.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2017-2021	8.70% to 10.85%		34,159.0		515.6
Variable rate	2016 - 2017	USD LIBOR+1.2%		6,250.0	2017	USD LIBOR+1.2%		6,625.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2017-2018	9.92%		2,000.0		30.2
Others*

Variable rate—(1)	2016 - 2018	1.50% to 2.59%		49,375.0	2017-2020	1.08% to 4.30%		63,207.3		954.0

Variable rate—(2)	2016 - 2019	9.95% to 10.55%		72,737.8	2017-2020	9.40% to 11.05%		74,787.4		1,128.9
Fixed rate—(1)	2016 - 2025	8.45% to 10.81%		83,950.0	2017-2026	8.27% to 10.81%		142,750.0		2,154.7
Fixed rate—(2)	2016 - 2018	1.11% to 4.30%		76,022.6	2017-2018	1.20% to 4.30%		77,364.3		1,167.8

Total			Rs.	457,934.4			Rs.	522,313.5	US$	7,884.0

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2016
	(In millions)
Due in the twelve months ending March 31:
2017	Rs.	118,783.7	US$	1,793.0
2018		83,540.0		1,261.0
2019		91,670.0		1,383.7
2020		21,515.3		324.8
2021		—		—
Thereafter (1)		204,804.5		3,091.4

Total	Rs.	520,313.5	US$	7,853.9

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

Long-term Debt
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2015 and March 31, 2016 comprised of the following:

	As of
	March 31, 2015		March 31, 2016		March 31, 2016
	(In millions)
Subordinated debt	Rs.	175,849.0	Rs.	164,204.5	US$	2,478.6
Others		282,085.4		358,109.0		5,405.4

Total	Rs.	457,934.4	Rs.	522,313.5	US$	7,884.0